Accumulated Other Comprehensive Income and Other Components of Equity	12 Months Ended
Dec. 31, 2021
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Accumulated Other Comprehensive Income and Other Components of Equity
24.	Accumulated Other Comprehensive Income and Other Components of Equity
As at December 31, 2020 and 2021, the details of the Controlling Company’s accumulated other comprehensive income are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Changes in investments in associates and joint ventures	￦	16,257	￦	(3,461)
Gain or loss on derivatives valuation		19,809		25,031
Gain on valuation of financial assets at fair value through other comprehensive income		61,438		108,685
Exchange differences on translation for foreign operations		(11,453)		(12,786)

Total	￦	86,051	￦	117,469

Changes in accumulated other comprehensive income for the years ended December 31, 2020 and 2021, are as follows:

	2020
(In millions of Korean won)	Beginning		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	1,556	￦	14,701	￦	—	￦	16,257
Gain or loss on derivatives valuation		(7,624)		(83,998)		111,431		19,809
Gain on valuation of financial assets at fair value through other comprehensive income		211,573		(150,135)		—		61,438
Exchange differences on translation for foreign operations		(10,571)		(882)		—		(11,453)

Total	￦	194,934	￦	(220,314)	￦	111,431	￦	86,051

	2021
( I n millions of Korean won)	Beginning		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	16,257	￦	(19,718)	￦	—	￦	(3,461)
Gain or loss on derivatives valuation		19,809		141,805		(136,583)		25,031
Gain on valuation of financial assets at fair value through other comprehensive income		61,438		47,247		—		108,685
Exchange differences on translation for foreign operations		(11,453)		(1,333)		—		(12,786)

Total	￦	86,051	￦	168,001	￦	(136,583)	￦	117,469

The Group’s other components of equity as at December 31, 2020 and 2021, are as follows
:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Treasury stock 1	￦	(882,224)	￦	(1,009,798)
Gain or loss on disposal of treasury stock 2		(17,579)		(8,658)
Share-based payments		5,901		4,068
Others 3		(340,882)		(418,692)

Total	￦	(1,234,784)	￦	(1,433,080)

1	During the year ended December 31, 2021, the Group acquired 7,600,886 treasury shares and granted 1,566,902 treasury shares as share-based payment.
2	The tax impact amount directly reflected in equity is ￦ 4,080 million (2020: ￦ 7,288 million) for the year ended December 31, 2021.
3	Profit or loss incurred from transactions with non-controlling interest and investment difference incurred from change in proportion of subsidiaries are included.
As at December 31, 2020 and 2021, the details of treasury stock are as follows:

	December 31, 2020		December 31, 2021
Number of shares (in shares)		19,269,678		25,303,662
Amounts ( i n millions of Korean won)	￦	882,224	￦	1,009,798
Treasury stock is expected to be used for the stock compensation for the Group’s directors and employees and other purposes.